FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /   /      (a)
                    or fiscal year ending: 12/31/96  (b)


Is this a transition report?: (Y/N)	 N__


Is this an amendment to a previous filing? (Y/N)       N___


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:
1. A. Registrant Name:Pruco Life of New Jersey Single Premium Variable Annuity Account
    B.  	File Number: 811-4397
    C.  Telephone Number: 201-802-6000

2. A. Street: 213 Washington Street
    B.  City: Newark     C.  State: NJ 	D.  Zip Code: 07102 Zip Ext: 2992
    E.  Foreign Country:                     	Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N)    N__

4.  Is this the last filing on this form by Registrant?(Y/N)     N__

5.  Is Registrant a small business investment company (SBIC)?(Y/N)   N___

6.  Is Registrant a unit investment trust(UIT)?(Y/N)        Y
     (If answer is "Y" (yes) complete only items 111 through 132)

7. A.  Is Registrant a series or multiple portfolio company?(Y/N)   ___
          (If answer is "N" (No), go to item 8.)

    B.  How many separate series or portfolios did Registrant have at  the end
of the 	period?


SCREEN NUMBER:  01	PAGE NUMBER: 01
For period ending    12/31/96   	If filing more than one
File number 811- 4397           	Page 2, "X":



C.  	List the name of each series or portfolio and give a consecutive number to
each	series or portfolio starting with the number 1.  USE THE SAME NUMERICAL
 	DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES 	INFORMATION BLOCK IN
 THE TOP RIGHT CORNER OF THE SCREENS 	SUBMITTED THIS FILING AND IN ALL
SUBSEQUENT FILINGS ON THIS FORM.  	THIS INFORMATION IS REQUIRED EACH TIME THE
FORM IS FILED.


								Is this the
 Series	 						last filing
 Number  	Series Name					for this series?

    1	     							 (Y/N)


























SCREEN NUMBER:  02	PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



For period ending    12/31/96    	If filing more than one
File number 811- 4397           	Page 47, "X":

UNIT INVESTMENT TRUSTS
111.* A.  Depositor Name: ______________________________________
 B.  File Number (If any):
 C.  City: ______        	State: __   	Zip Code:_____  	Zip Ext:____
      Foreign Country:                    	Foreign Postal Code:_________

111.*	A.  Depositor Name:
      	B.  File Number (If any):
      	C.  City:               		State:      	Zip Code:       	Zip Ext:_______
     	     Foreign Country:                 		Foreign Postal Code:________

112* 	A.  Sponsor Name:
     	B.  File Number (If any):
     	C.  City:               		State:      	Zip Code:       	Zip Ext:_______
   	     Foreign Country:                 		Foreign Postal Code:_______
112.*	A.  Sponsor Name:
	B.  File Number (If any):
  	C.  City:               		State:      	Zip Code:       	Zip Ext:______
              Foreign Country:                 		Foreign Postal Code:______


















SCREEN NUMBER: 55	PAGE NUMBER: 47



For period ending    12/31/96           	If filing more than one
File number 811- 4397              	Page 48, "X":


113. 	A.  Trustee Name:
   *    	B.  City:                 	State:        	Zip Code:       	Zip Ext:_

      	     Foreign Country:                 		Foreign Postal Code:_____
113. 	A.  Trustee Name:
   *    	B.  City:                 	State:        	Zip Code:       	Zip Ext:___
   	     Foreign Country:                 		Foreign Postal Code:______

114. 	A.  Principal Underwriter Name:_____________________________
   *    	B.  File Number:
     	C.  City: ______        	State: __    	Zip Code: _____ 	Zip Ext:____
	     Foreign Country:                 		Foreign Postal Code:______
114. 	A.  Principal Underwriter Name:
   *    	B.  File Number:
     	C.  City:                 	State:        	Zip Code:   	Zip Ext:_____
     	     Foreign Country:                 		Foreign Postal Code:_____

115. 	A.  Independent Public Accountant Name:Price Waterhouse,LLP.
  *     	B.  City:New York City      	State:NY 	Zip Code:10036 	Zip Ext:_____
  	      Foreign Country:                 	Foreign Postal Code:_____
115. 	A.  Independent Public Accountant Name:
   *  B.  City:             	State:        	Zip Code:   	Zip Ext:_____
      	      Foreign Country:                 	Foreign Postal Code:_____
















SCREEN NUMBER: 56	PAGE NUMBER: 48


For period ending   12/31/96     	If filing more than one
File number 811- 4397           	Page 49, "X":


116. 	A.  Is Registrant part of a family of investment companies?(Y/N)
       	                            	_______________________			____

     	B.  Identify the family in 10 letters:P R U D E N T I A L
   	     (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. 	A.  Is Registrant a separate account of an insurance company?(Y/N)
                                                 						____

     	If answer is "Y" (Yes), are any of the following types of contracts funded
 by the 	registrant?:

     	B.  Variable annuity contracts?(Y/N):    ___				____

     	C.  Scheduled premium variable life contracts:___			   __

     	D.  Flexible premium variable life contracts:       			____

   	E.  Other types of insurance products registered under the Securities Acts
          of 1933?(Y/N)    				___		  		____

118. State the number of series existing at the end of the period that
*    had securities 	registered under the Securities Act of 1933   			____

119.  	State the number of new series for which registration statements* under
the 	Securities Act of 1933 became effective during the  period	____


120.  	State the total value of the portfolio securities on the date of
   *    	deposit for the new series included in item119 ($000's omitted)	_____

121.  	State the number of series for which a current prospectus was in
   *     existence at the end of the period           _				____


122.  	State the number of existing series for which additional units were
  *     registered under the Securities Act of 1933 during the period	  ___
SCREEN NUMBER: 57	PAGE NUMBER: 49




For period ending    12/31/96           	If filing more than one
File number 811- 4397               	Page 50, "X":

123.  	State the total value of the additional units considered in
* answering item 122 ($000's omitted)_______________________	$___________

124.  	State the total value of units prior series that were placed in
   *  	the portfolios of subsequent series during the current period
      	(the value of these units is to be measured on the date they were
      	placed in the subsequent series)($000's omitted)_____	$__________



125.  	State the total dollar amount of sales loads collected (before
 *    	reallowances to other brokers or dealers) by Registrant's
      	principal underwriter and any underwriter which is an affiliated
      	person of the principal underwriter during the current period
      	solely from the sale of units of all series of Registrant ($000's
      	omitted)___________________________________________	$               ___ _

126.  	Of the amounts shown in item 125, state the total dollar amount of
      	sales loads collected from secondary market operations in
      	Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
      	series.)($000's omitted)____________________________	$

127.  	List opposite the appropriate description below the number of
      	series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                            			Number of  	Total Assets    	Total Income
                              			  Series     	   ($000's       	Distributions
                             			Investing  	   omitted)       ($000'sOmitted)

A.  	U.S. Treasury direct issue
B.  	U.S. Government agency
C.  	State and municipal tax-free
D.  	Public utility debt
E.  	Brokers or dealers debt or
    	debt of brokers' or dealers'
    	parent
F.  	All other corporate intermed.
    	& long term debt
G.  	All other corporate short-
    	term debt
H.  	Equity securities of brokers
    	or dealers or parents of
    	brokers or dealers
I.  	Investment company equity
    	securities
J.      All other equity securities        1_           $23,364
K.  	Other securities
L.      Total assets of all series of
         registrant                        1_           $23,364


SCREEN NUMBER: 58	PAGE NUMBER:50































For period ending   12/31/96    	If filing more than one
File number 811- 4397           	Page 51, "X":

128.  	Is the timely payment of principal and interest on any of the
 *    	portfolio securities held by any of Registrant's series at the
      	end of the current period insured or guaranteed by an entity
      	other than the issuer?(Y/N)                                	 	  ___

129.  	Is the issuer of any instrument covered in item 128 delinquent or
 *    	in default as to payment of principal or interest at the end of
      	the current period?(Y/N)
Y/N
130.  	In computations of NAV or offering price per unit, is any part of
 *    	the value attributed to instruments identified in item 129 derived
      	from insurance or guarantees?(Y/N)				______

131. 	Total expenses incurred by all series of Registrant during the
      	current reporting period ($000's omitted)              	 	$247_

132.  	List the "811" (Investment Company Act of 1940) registration
 *    	number for all Series of Registrant that are being included in
      	this filing:


		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-
		811-			811-			811-			811-











SCREEN NUMBER: 59	PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1997.



PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY



BY:  /S/ Lisa Ramaswamy  WITNESS: /S/ Kathleen McClunn .

	Lisa Ramaswamy			Kathleen McClunn
	Vice President				Manager, Accounting